VESSELS, RIGS AND EQUIPMENT, NET - Schedule of Vessels and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in Property, Plant and Equipment [Roll Forward]
Depreciation	$ (239,181)	$ (214,062)	$ (187,827)
Vessels, Rigs And Equipment | Product Tanker
Movement in Property, Plant and Equipment [Roll Forward]
Vessel additions	234,900
Vessels, Rigs And Equipment | Chemical Tankers
Movement in Property, Plant and Equipment [Roll Forward]
Vessel additions	113,600
Cost
Movement in Property, Plant and Equipment [Roll Forward]
Capital improvements	49,800	117,800
Cost | Vessels, Rigs And Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, beginning balance	3,454,193
Vessel additions	518,820
Capital improvements	49,842
Vessel disposals	(37,496)
Reclassification from 'Vessels under finance lease, net'	542,262
Cost, ending balance	4,527,621	3,454,193
Accumulated Depreciation | Vessels, Rigs And Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, beginning balance	(799,460)
Depreciation	(207,989)
Vessel disposals	32,126
Reclassification from 'Vessels under finance lease, net'	0
Accumulated Depreciation, ending balance	(975,323)	(799,460)
Vessels, Rigs and Equipment, net | Vessels, Rigs And Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Rigs, and Equipment, beginning balance	2,654,733
Depreciation	(207,989)
Vessel additions	518,820
Capital improvements	49,842
Vessel disposals	(5,370)
Reclassification from 'Vessels under finance lease, net'	542,262
Vessels, Rigs, and Equipment, ending balance	$ 3,552,298	$ 2,654,733